Contract Assets/Contract Liabilities - Schedule of Contract Assets (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Contract Assets [Abstract]
Beginning of the financial year	RM 46,140	$ 11,376		RM 2,126
Increase resulting from satisfaction of performance obligation			60,188,532	85,237,802
Decrease resulting from advances from customers				(3,849,000)
Estimated contract earnings to date	46,140	11,376	60,188,532	81,390,928
Less: progress billings	(46,140)	(11,376)	(60,142,392)	(81,390,928)
End of the financial year			RM 46,140